Pension and Other Postretirement Benefits - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on postretirement benefit obligation, increase	20.2
Effect on postretirement benefit obligation, decrease	(15.8)
Effect on total service and interest cost, increase	1.6
Effect on total service and interest cost, decrease	(1.2)
U.S. plans
Defined Benefit Plan Disclosure
Ultiamte health care rate	5.00%
U.S. plans | Participants Under 65
Defined Benefit Plan Disclosure
Health care cost trend rate assumed for next fiscal year	10.00%
U.S. plans | Participants Over 65
Defined Benefit Plan Disclosure
Health care cost trend rate assumed for next fiscal year	7.00%
Candian plans
Defined Benefit Plan Disclosure
Health care cost trend rate assumed for next fiscal year	7.50%	8.00%
Ultiamte health care rate	5.00%	5.00%